Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Summary of Components of Lease Costs	The following table summarizes the components of our lease costs:

(In thousands)	March 31, 2022
Operating lease costs	$2,201
Short-term lease costs	339

Total lease costs	$2,540

Summary of Other Supplemental Information for Operating Leases
The following table includes other supplemental information for our operating leases:

(In thousands)	March 31, 2022
Cash paid for amounts included in the measurement of our lease obligations	$2,105
Right-of-use assets obtained in exchange for lease obligations	44,959
Right-of-use assets recognized upon adoption of the leasing standard	35,817
Weighted-average remaining lease term	8.1 years
Weighted-average discount rate	5.0%

Summary of Maturity of Operating Leases
The following table summarizes the maturity of our operating leases as of March 31, 2022:

(In thousands)
Remainder of 2022	$9,954
2023	11,870
2024	11,395
2025	10,222
2026	10,236
2027	10,473
2028 and thereafter	35,022

Total lease payments	99,172
Less imputed interest	(19,986)

Total lease liabilitie s	$79,186
The following table summarizes the future minimum rental payments required under our operating lease arrangements as of December 31, 2021.

2022	$6,401
2023	6,256
2024	5,844
2025	5,329
2026	5,196
Thereafter	16,954

Total	$45,980